10-K Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	May 09, 2024	May 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Fixed maturities amortized cost	$ 721,782			$ 569,013	$ 258,014
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	400,000,000			24,000,000	24,000,000
Common stock, shares issued (in shares)	32,658,823	24,000,000	100	24,000,000	24,000,000
Common stock, shares outstanding (in shares)	32,658,823	24,000,000	100	24,000,000	24,000,000